UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, October 26, 2012
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: $136,128
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
717
7758
0
7758
0
8,485
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
3071
44793
0
44793
0
45,078
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
986
22440
0
22440
0
20,474
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
3137
55174
0
55174
0
54,439
0
0

APACHE CORP
Common Stocks
037411105
216
2499
0
2499
0
2,519
0
0

AT&T INC
Common Stocks
00206R102
2729
72391
0
72391
0
89,550
0
0

BABSON CAPITAL CORPORATE INVESTORS
Common Stocks
05617K109
1109
66433
0
66433
0
63,463
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
2135
27180
0
27180
0
25,559
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
702
7960
0
7960
0
11,000
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1161
16918
0
16918
0
15,188
0
0

BOEING COMPANY
Common Stocks
097023105
1730
24858
0
24858
0
23,691
0
0

CHEVRON CORP
Common Stocks
166764100
2743
23537
0
23537
0
26,426
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1152
60330
0
60330
0
23,133
0
0

COCA-COLA CO
Common Stocks
191216100
4817
126991
0
126991
0
60,523
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
1761
30799
0
30799
0
64,650
0
0

CONSOLIDATED EDISON INC
Common Stocks
209115104
210
3500
0
3500
0
30,221
0
0

DANAHER CORP
Common Stocks
235851102
2722
49359
0
49359
0
50,304
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
2703
23975
0
23975
0
24,520
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
318
6000
0
6000
0
6,050
0
0

DUKE ENERGY CORPORATION
Common Stocks
26441C105
347
5359
0
5359
0
3,550
0
0

ECOLAB INC
Common Stocks
278865100
238
3666
0
3666
0
14,300
0
0

EMC CORP MASS
Common Stocks
268648102
381
13960
0
13960
0
31,546
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
1771
36686
0
36686
0
75,000
0
0

ERHC ENERGY INC
Common Stocks
26884J104
10
75000
0
75000
0
28,312
0
0

EXELON CORPORATION
Common Stocks
30161N101
1192
33490
0
33490
0
102,498
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
8434
92223
0
92223
0
56,540
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
952
61430
0
61430
0
152,666
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
4068
179121
0
179121
0
64,455
0
0

GENERAL MILLS INC
Common Stocks
370334104
2782
69818
0
69818
0
47,415
0
0

HALLIBURTON CO
Common Stocks
406216101
1638
48634
0
48634
0
63,603
0
0

HARRIS CORP
Common Stocks
413875105
245
4790
0
4790
0
54,218
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
1030
60391
0
60391
0
78,851
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
3134
52694
0
52694
0
8,251
0
0

INTEL CORP
Common Stocks
458140100
1810
79886
0
79886
0
58,916
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1709
8236
0
8236
0
56,653
0
0

J.C. PENNEY CO INC
Common Stocks
708160106
905
37270
0
37270
0
47,058
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
4067
59024
0
59024
0
584,137
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
1587
57920
0
57920
0
24,124
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
3948
46019
0
46019
0
20,983
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
1
770139
0
770139
0
60,875
0
0

KRAFT FOODS
Common Stocks
50075N104
1007
24360
0
24360
0
21,500
0
0

M&T BANK
Common Stocks
55261F104
2081
21868
0
21868
0
24,465
0
0

MASCO CORP
Common Stocks
574599106
1098
72925
0
72925
0
57,773
0
0

MCDONALD`S CORP
Common Stocks
580135101
2244
24458
0
24458
0
65,081
0
0

MERCK & CO INC
Common Stocks
58933Y105
2581
57224
0
57224
0
41,010
0
0

MICROSOFT CORP
Common Stocks
594918104
2201
73965
0
73965
0
39,820
0
0

NESTLES SA - ADR
Common Stocks
641069406
2706
42802
0
42802
0
45,342
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
493
38387
0
38387
0
3,512
0
0

NUCOR CORP
Common Stocks
670346105
1862
48657
0
48657
0
65,431
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
404
4692
0
4692
0
65,431
0
0

PEPSICO INC
Common Stocks
713448108
4458
62991
0
62991
0
65,431
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
7048
78363
0
78363
0
65,431
0
0

PLUM CREEK TIMBER CO INC
Common Stocks
729251108
210
4800
0
4800
0
65,431
0
0

PRAXAIR INC
Common Stocks
74005P104
3516
33842
0
33842
0
79,743
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
5119
73808
0
73808
0
32,370
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1678
35707
0
35707
0
74,433
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1720
24785
0
24785
0
5,200
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1339
13373
0
13373
0
35,197
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2823
61244
0
61244
0
24,265
0
0

SPECTRA ENERGY
Common Stocks
847560109
2399
81700
0
81700
0
11,544
0
0

SYSCO CORP
Common Stocks
871829107
1639
52427
0
52427
0
64,628
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2399
37895
0
37895
0
83,977
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1334
48403
0
48403
0
37,180
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2294
32049
0
32049
0
48,083
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
4091
52249
0
52249
0
31,550
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1357
29774
0
29774
0
50,741
0
0

WAL-MART STORES INC
Common Stocks
931142103
217
2937
0
2937
0
30,603
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
343
12805
0
12805
0
13,140
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
341
6950
0
6950
0
7,650
0
0

WPP GROUP ADR
Common Stocks
92933H101
761
11165
0
11165
0
10,865
0
0
